First Trust Tactical High Yield ETF Expense Example, No Redemption - First Trust Tactical High Yield ETF - First Trust Tactical High Yield ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859